Description of Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
Note 1—Description of Organization and Business Operations
Organization and General
GS Acquisition Holdings Corp II (the “Company”) was incorporated as a Delaware corporation on May 31, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Initial Business Combination”). The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
All activity for the period from May 31, 2018 (inception) through June 30, 2021 relates to the Company’s formation and its initial public offering (the “Public Offering”) described below and identifying and evaluating prospective acquisition targets for an Initial Business Combination. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest or dividend income on cash and cash equivalents from the proceeds derived from the Public Offering and the Private Placement (as defined below in Note 3). The Company has selected December 31st as its fiscal year end.
Proposed Initial Business Combination
On June 17, 2021, the Company announced that it entered into a Business Combination Agreement (the “Business Combination Agreement”), dated as of June 17, 2021, by and among the Company, Mirion Technologies (TopCo), Ltd., a Jersey private company limited by shares (“Mirion”), CCP IX LP No. 1, CCP IX LP No. 2, CCP IX
Co-Investment
LP and CCP IX
Co-Investment
No. 2 LP (collectively, the “Charterhouse Parties”), each acting by their general partner, Charterhouse General Partners (IX) Limited, for the limited purpose set forth therein, each of the other persons set forth therein (together with the Charterhouse Parties, the “Supporting Mirion Holders”) and the other holders of existing shares of Mirion who become a party thereto by executing a joinder agreement (each, a “Joining Seller” and, collectively, the “Joining Sellers” and, together with each Supporting Mirion Holder, each, a “Seller” and, collectively, the “Sellers”).
Pursuant to the terms of the Business Combination Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which Mirion will combine with a subsidiary of the Company as described below.
The proposed Business Combination is expected to be consummated after the required approval by the stockholders of the Company and the satisfaction of certain other conditions summarized below.
The Business Combination Agreement
Transaction Consideration
Subject to the terms of the Business Combination Agreement and adjustments set forth therein, the consideration to be paid in connection with the Business Combination is $1,700,000,000 (the “Total Consideration”) and will be paid in a combination of equity and cash consideration. The cash consideration will be an amount equal to $1,310,000,000; provided, that if the Minimum Cash Condition (as defined below) is not met, and Mirion and the Charterhouse Parties elect to waive the Minimum Cash Condition, then the Cash Consideration will be equal to $1,310,000,000 less the amount by which $1,310,000,000 exceeds the Available Closing Cash (as defined below). In exchange for the A Ordinary Shares of $0.01 each in the capital of Mirion, the B Ordinary Shares of $0.01 each in the capital of Mirion and certain loan notes due 2026 issued by Mirion

Technologies (HoldingSub1), Ltd, each Seller may elect to receive cash or equity consideration or a combination thereof, which equity consideration shall be in the form of either shares of the Company’s Class A common stock or shares of the Company’s Class B common stock combined with shares of Class B common stock of a subsidiary that will be majority owned by the Company. The Available Closing Cash will be an amount equal to (i) the amount of funds contained in the Company’s trust account (after reduction for the aggregate amount of payments required to be made in connection with any valid stockholder redemptions), plus (ii) the aggregate amount of cash that has been funded to and remains with the Company pursuant to the Subscription Agreements (as defined below) as of immediately prior to the closing of the Business Combination (the “Closing”), plus (iii) the amounts delivered pursuant to the Debt Financing (as defined in the Business Combination Agreement), plus (iv) the cash and cash equivalents of Mirion and its subsidiaries on a consolidated basis as of the date of the Closing (the “Closing Date”), plus (v) the proceeds, if any, from the sale by the Company to GSAM Holdings LLC of shares of the Company’s Class A common stock, pursuant to the Backstop Agreement (as defined below), less (vi) the total amount required to be paid to fully satisfy all obligations related to Mirion’s credit agreement as of the Closing Date, less (vii) certain transaction expenses, less (viii) $50,000,000 (collectively, the “Available Closing Cash”).
Covenants
The Business Combination Agreement includes customary covenants of the parties with respect to operation of their respective businesses prior to consummation of the Business Combination and efforts to satisfy conditions to consummation of the Business Combination. The Business Combination Agreement contains additional covenants of the parties, including, among others: (i) covenants providing that the parties use reasonable best efforts and take certain actions to obtain all necessary regulatory approvals; (ii) covenants providing that the parties cooperate with respect to the registration statement, prospectus and proxy statement to be filed in connection with the Business Combination; (iii) covenants providing that the parties shall take further actions as may be necessary, proper or advisable to consummate and make effective the Business Combination; (iv) a covenant of the Company to convene a meeting of the Company’s stockholders and to solicit proxies from its stockholders in favor of the approval of the Business Combination and other related stockholder proposals; and (v) covenants providing that the parties will not solicit, initiate, engage in or continue discussions with respect to any other business combination.
Conditions to the Consummation of the Transactions
Consummation of the transactions contemplated by the Business Combination Agreement (the “Transactions”) is subject to certain closing conditions, including approval by the Company’s stockholders, the expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act and the approval of certain governmental authorities. The Business Combination Agreement also contains other conditions, including, among others: (i) the Company having at least an aggregate of $1,310,000,000 in cash available at Closing (the “Minimum Cash Condition”); (ii) the registration statement becoming effective in accordance with the Securities Act; (iii) customary bringdown conditions; (iv) no material adverse effect having occurred; and (v) to the extent requested by the Company, Mirion having issued a notice of suspension or termination of business with certain partners.
Subscription Agreements
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 90,000,000 shares of the Company’s Class A common stock for an aggregate purchase price equal to $900,000,000 (the “PIPE Investment” and, such shares, the “PIPE Shares”), a portion of which is expected to be funded by GSAM Holdings LLC (see Note 4). The PIPE Investment will be consummated substantially concurrently with the Closing.
The Subscription Agreements for the PIPE Investors (other than GSAM Holdings LLC, whose registration rights are governed by the Amended and Restated Registration Rights Agreement) provide for certain registration rights. In particular, the Company is required to, as soon as practicable but no later than 30 calendar days following the Closing Date, file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of such PIPE Shares.
Sponsor and Financing
The Company’s sponsor is GS Sponsor II LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s Public Offering was declared effective by the United States Securities and Exchange Commission (the “SEC”) on June 29, 2020. On June 30, 2020, the underwriters partially exercised their option to purchase additional Units (as defined below in Note 3). The Company’s Public Offering of 75,000,000 Units, including 5,000,000 Units pursuant to the underwriters’ partial exercise of such option, closed on July 2, 2020 (as described in Note 3). Upon the closing of the Public Offering and the Private Placement, $750,000,000 was placed in a U.S. based trust account (the “Trust Account”) (discussed below). The Company intends to finance its Initial Business Combination using the net proceeds from the Public Offering and the sale of the Private Placement Warrants (as defined below in Note 3) and from additional issuances of, if any, the Company’s common stock and debt, or a combination of cash, common stock and debt.
The Trust Account
The proceeds held in the Trust Account are invested in a money market fund registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and meeting certain conditions under Rule
2a-7.
Except with respect to dividends earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Public Offering and the Private Placement will not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with the Initial Business Combination or to redeem 100% of its public shares if it does not complete the Initial Business Combination within 24 months from the closing of the Public Offering or (B) with respect to any other provision relating to stockholders’ rights or pre-Initial
Business Combination activity; and (iii) the redemption of all of the Company’s public shares if the Company has not completed the Initial Business Combination within 24 months from the closing of the Public Offering, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
The balance in the Trust Account as of June 30, 2021 was $750,089,714, including $3,758 of accrued dividends.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.
The Company, after signing a definitive agreement for an Initial Business Combination, will provide its public stockholders with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets, after payment of deferred underwriting commissions, to be less than $5,000,001 following such redemptions. In such case, the Company would not proceed with the redemption of its public shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such shares of Class A common stock are recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”
Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete the Initial Business Combination within 24 months from the closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, Employee Participation LLC (as defined below in Note 4) and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below in Note 4) held by them if the Company fails to complete the Initial Business Combination within 24 months of the closing of the Public Offering or during any extended time that the Company has to consummate an Initial Business Combination beyond 24 months as a result of a stockholder vote to amend its amended and restated certificate of incorporation. However, if the Sponsor, Employee Participation LLC or any of the Company’s directors or officers hold any shares of Class A common stock in or after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.
In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

Note 1—Description of Organization and Business Operations
Organization and General
GS Acquisition Holdings Corp II (the “Company”) was incorporated as a Delaware corporation on May 31, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Initial Business Combination”). The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).
All activity for the period from May 31, 2018 (“Inception”) through December 31, 2020 relates to the Company’s formation and its initial public offering (the “Public Offering”) described below and identifying and evaluating prospective acquisition targets for an Initial Business Combination. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest or dividend income on cash and cash equivalents from the proceeds derived from the Public Offering (as defined below in Note 4) and the Private Placement (as defined below in Note 5). The Company has selected December 31st as its fiscal year end.
Sponsor and Financing
The Company’s sponsor is GS Sponsor II LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s Public Offering was declared effective by the United States Securities and Exchange Commission (the “SEC”) on June 29, 2020. On June 30, 2020, the underwriters partially exercised their option to purchase additional Units (as defined below in Note 4). The Company’s Public Offering of 75,000,000 Units, including 5,000,000 Units pursuant to the underwriters’ partial exercise of such option, closed on July 2, 2020 (as described in Note 4). Upon the closing of the Public Offering and the Private Placement, $750,000,000 was placed in a U.S. based trust account (the “Trust Account”). The Company intends to finance its Initial Business Combination with the net proceeds from the Public Offering (as defined below in Note 4) and the sale of the Private Placement Warrants (as defined below in Note 5).
The Trust Account
The proceeds held in the Trust Account are invested in a money market fund registered under the Investment Company Act of 1940 as amended (the “Investment Company Act”) and meeting certain conditions under Rule
2a-7.
Except with respect to dividends earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Public Offering and the Private Placement will not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with the Initial Business Combination or to redeem 100% of its public shares if it does not complete the Initial Business Combination within 24 months from the closing of the Public Offering or (B) with respect to any other provision relating to stockholders’ rights or pre-Initial
Business Combination activity; and (iii) the redemption of all of the Company’s public shares if the Company has not completed the Initial Business Combination within 24 months from the closing of the Public Offering, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
The balance in the Trust Account as of December 31, 2020 was $750,067,041, including $3,883 of accrued dividends.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.
The Company, after signing a definitive agreement for an Initial Business Combination, will provide its public stockholders with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event will the Company redeem its public shares in an amount that would cause its net tangible assets, after payment of deferred underwriting commissions, to be less than $5,000,001 following such redemptions. In such case, the Company would not proceed with the redemption of its public shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.
If the Company holds a stockholder vote or there is a tender offer for shares in connection with an Initial Business Combination, a public stockholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account, calculated as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such shares of Class A common stock are recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with the Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.”
Pursuant to the Company’s amended and restated certificate of incorporation, if the Company is unable to complete the Initial Business Combination within 24 months from the closing of the Public Offering, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, Employee Participation LLC (as defined below in Note 5) and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined below in Note 5) held by them if the Company fails to complete the Initial Business Combination within 24 months of the closing of the Public Offering, or during any extended time that the Company has to consummate an Initial Business Combination beyond 24 months as a result of a stockholder vote to amend its amended and restated certificate of incorporation. However, if the Sponsor, Employee Participation LLC or any of the Company’s directors or officers hold any shares of Class A common stock in or after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.
In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.